Cover	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	PRER14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Moleculin Biotech, Inc.
Entity Central Index Key	0001659617